Basis of consolidation	12 Months Ended
Dec. 31, 2017
Disclosure Of Basis Of Consolidation [Abstract]
Basis of consolidation

Note 2. Basis of consolidation

The accompanying consolidated financial statements include the accounts of Spark Networks as the parent company and all of its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation.

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Under the acquisition method of accounting, Spark Network allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require Spark Networks’ management to make significant estimates and assumptions, especially with respect to estimating the fair value and expected useful life assigned to each class of assets and liabilities acquired. Different classes of assets will have varying useful lives.

Spark Networks’ management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, which can be up to one year from the acquisition date, Spark Networks may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded in net financial results in the Consolidated Statements of Comprehensive Loss/Income.

Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred. The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss. Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

2.1	Group composition

The consolidated financial statements comprise the following fully consolidated subsidiaries:

Entity	Equity Share as of December 31, 2016	Equity Share as of December 31, 2017
Spark Networks Services GmbH (previously, Affinitas GmbH)	100%[1]	100%
Samadhi SAS (acquired on September 30, 2016)	100%	100%
Spark Networks, Inc. (acquired on November 2, 2017)	-	100%
Spark Networks Limited (acquired on November 2, 2017)	-	100%
LOV USA, LLC (acquired on November 2, 2017)	-	100%
Spark Networks USA, LLC (acquired on November 2, 2017)	-	100%
Spark Networks (Israel) Limited (acquired on November 2, 2017)	-	100%
JDate Limited (acquired on November 2, 2017)	-	100%
HurryDate, LLC (acquired on November 2, 2017)	-	100%
MingleMatch, Inc. (acquired on November 2, 2017)	-	100%
Kizmeet, Inc. (acquired on November 2, 2017)	-	100%
Reseaux Spark Canada Ltd. (acquired on November 2, 2017)	-	100%
SocialNet, Inc. (acquired on November 2, 2017)	-	100%
SN Events, Inc. (acquired on November 2, 2017)	-	100%
SN Holdco, LLC (acquired on November 2, 2017)	-	100%
Smooch Labs, Inc. (acquired on November 2, 2017)	-	100%

1In the previous year’s consolidated financial statements Affinitas GmbH was the parent of the Group. As predecessor of Spark Networks SE, Affinitas’ consolidated financials are carried forward.

2.2	Merger with Spark Networks, Inc. on November 2, 2017

On May 2, 2017, Affinitas entered into a merger agreement (the “Affinitas / Spark Merger”) with Spark, a publicly listed company located in Los Angeles, California, United States of America, pursuant to which the parties agreed to combine the businesses of Spark and Affinitas under Spark Networks SE. Spark Networks SE was formed at the end of March 2017 and was acquired by Affinitas in April 2017 for the purpose of effecting the business combination and becoming the ultimate holding company. The merger became effective as of November 2, 2017 and is accounted for as a business combination in accordance with IFRS 3, whereby Affinitas is the accounting acquirer.

 The Affinitas / Spark Merger was effected in three principal steps:

•	Affinitas Share Transfer: Each stakeholder has purchased stakeholder’s pro rata share of the 120,000 Spark Networks Ordinary Shares previously owned by Affinitas for a total purchase price among all Affinitas stakeholders of €132 thousand, of which €120 thousand is related to the purchase of 120,000 Spark Networks Ordinary Shares and €12 thousand is related to transaction-related expenses.

•	Affinitas Share Exchange: Following the Affinitas Share Transfer, Spark Networks acquired all of the Affinitas Shares from the Affinitas stakeholders in exchange for 849,861 Spark Networks Ordinary Shares and a payment by Spark Networks to the respective stakeholders of Affinitas of €5,730 thousand, after which Affinitas became a wholly owned subsidiary of Spark Networks and the former Affinitas stakeholders own all of the outstanding Spark Networks Ordinary Shares.

•	Merger: Immediately after the Affinitas Share Exchange, Spark and Affinitas merged, with Spark surviving as a wholly-owned subsidiary of Spark Networks. In the Merger, each outstanding Spark Share has been converted into the right to receive a number of Spark Networks American Depositary Shares (“ADSs”) equal to the Adjustment Ratio, with each Spark Networks ADS representing 0.1 Spark Networks Ordinary Shares.

Spark, which was incorporated in 1998, is a leader in creating communities that help individuals form life-long relationships with others that share their interests and values. Spark’s core properties, Jdate and Christian Mingle, are communities geared towards singles of the Jewish and Christian faiths. Through Spark’s websites and mobile applications, Spark helps members search for and communicate with other like-minded individuals. Along with these two core brands, Spark also operates a number of other niche-focused and international websites and mobile applications and maintains a physical presence in the United States.

The combination of Spark and Affinitas helps to create one of the world’s premier online dating platforms and creates a strong platform with the executive knowledge, operational experience and financial means to continue to grow organically and through acquisitions in an expanding and attractive digital industry.

The consideration transferred by Spark Networks to acquire 100% of the outstanding shares of Spark is comprised of the fair value of the Spark Networks Ordinary Shares issued to Spark stakeholders in connection with the closing of the Affinitas / Spark Merger on November 2, 2017 at a fixed ratio.

Neither Spark Networks nor Affinitas were public reporting companies at the time of the merger; therefore, fair value of their respective shares of common stock was not readily available. As Spark’s common stock was publicly traded in the active market, Affinitas’s and Spark’s management determined that Spark’s common stock was a more reliable measure to determine fair value of the consideration transferred in the Affinitas / Spark Merger. Using this approach, the purchase price was calculated as follows:

Spark Networks, Inc.
(in thousands)
Spark common stock outstanding as of November 2, 2017	34,701
Multiplied by Adjustment Ratio	0.1
New Spark ADSs to be issued, as converted	3,470

Spark common stock per share price as of November 2, 2017	$0.99
USD to EUR exchange rate as of November 2, 2017	0.8587
Spark common stock per share price as of November 2, 2017	€0.85
Divided by Adjustment Ratio	0.1
Per share fair value of Spark common stock as of November 2, 2017	€8.50
Fair value of New Spark ADSs to be issued pursuant to the Business Combination	€29,499

Per the terms of the Affinitas / Spark Merger and the reorganization of the existing group prior to the business combination, Affinitas’s shareholders received a cash payout of €5,730 thousand and paid €132 thousand, of which €120 thousand is related to the purchase of 120,000 Spark Network Ordinary Shares and €12 thousand is related to transaction-related expenses. Those transaction-related expenses of €12 thousand have been included in “General and administrative expenses.”

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:

in thousands	Acquisition date fair values
Goodwill	€20,453
Intangible assets	6,243
Property, plant and equipment	81
Non-current assets	27
Trade receivables	336
Other current assets	1,424
Cash and cash equivalents	6,606
Total assets	35,170
Current liabilities	(4,071)
Other liabilities	(41)
Deferred income	(1,559)
Net assets acquired	€29,499

The goodwill balance is primarily attributed to the assembled workforce, expanded market opportunities and cost and other operating synergies anticipated upon the integration of the operations of Affinitas and Spark.

The group incurred costs relating to the merger of €7,520 thousand.

For the two months ended December 31, 2017, Spark contributed revenue of €2,719 thousand and losses of €2,679 thousand to the Group’s results. If the acquisition had occurred on January 1, 2017, management estimates that consolidated revenue would have been €105,911 thousand. In determining these amounts, management applied adjustments required under the acquisition method of accounting, including a reduction in revenue of €943 thousand due to the write-offs of deferred revenue at the assumed date in the year ended December 31, 2017.